SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of bonds payable			¥ 133,959	¥ 223,785
Interest expense and amortization cost of 2025 and 2026 Convertible Notes (Note 19)	¥ 58,350	$ 8,460	25,919	18,880
Interest expense on bank and other borrowings	172,328	24,986	103,925	39,424
Interest expense on finance leases	104,088	15,091	124,567	130,196
Total interest costs	334,766	48,537	388,370	412,285
Less: Total interest costs capitalized	(61,461)	(8,911)	(53,420)	(31,676)
Interest expenses, net	¥ 273,305	$ 39,626	¥ 334,950	¥ 380,609